Share-based payment reserve (Tables)	12 Months Ended
Jun. 30, 2021
Share-based payment transaction
Schedule of share-based payment expense

		2021	2020	2019
for the year ended 30 June	Note	Rm	Rm	Rm

During the year, the following share-based payment expense was recognised in the income statement relating to the equity-settled share-based payment schemes:
Sasol Khanyisa Employee Share Ownership Plan(ESOP)	36,1	885	1 068	952
Tier 1 — Eligible Inzalo participants		567	642	628
Tier 2 — Qualifying employees		318	426	324
Long-term incentives	36,2	1 042	878	707
Equity-settled — recognised directly in equity		1 927	1 946	1 659

Sasol Khanyisa share transaction
Share-based payment transaction
Schedule of the average fair value of instruments granted

				Tier 2[2]
		Tier 1[1]	Tier 1[1]	Khanyisa
		SOL shares	SOLBE shares	shares
for the year ended 30 June		2021	2021	2021
Grant date	Date	1 June 2018	1 June 2018	25 May 2018
				Khanyisa
Class of shares		SOL shares	SOLBE1 shares	shares
Shares	Number	2 082 520	2 396 048	27 136 679
Weighted average fair value on grant date	Rand	481,50	370,00	64,53
IFRS expense recognised for the year	Rm	304	263	318
1	The Tier 1 options vested on 1 June 2021.
2	The Tier 2 options have a staggered vesting period with portions vesting from 3 years, and then each year until the end of the transaction term, being 10 years. The outstanding options at 30 June 2021 have a weighted average remaining vesting period of 2,6 years. The weighted average fair value price is derived from the Monte-Carlo option pricing model. The estimated strike price value for Tier 2 is R290,52 and represents the remaining vendor funding per share at 30 June 2021.

Long Term Incentive Equity Settled
Share-based payment transaction
Schedule of the assumptions used to calculate the average fair value of options granted

Average fair value of incentives granted		2021	2020
Model		Monte-Carlo	Monte-Carlo
Risk-free interest rate — Rand	(%)	3,99 – 5,90	6,07 – 7,04
Risk-free interest rate — US$	(%)	0,17 – 0,28	0,39 – 0,81
Expected volatility	(%)	98,34	45,28
Expected dividend yield	(%)	3,49	4,34
Expected forfeiture rate	(%)	5	5
Vesting period — top management		3/5 years	3/5 years
Vesting period — all other participants		3 years	3 years

Schedule of movements in the number of incentives outstanding

		Weighted average
	Number of	fair value
Movements in the number of incentives outstanding	incentives	Rand
Balance at 30 June 2019	6 619 597	422,20
LTIs granted	6 424 377	275,61
LTIs exercised	(1 380 689)	368,28
Effect of CPTs and LTIs forfeited	(754 973)	378,19
Balance at 30 June 2020*	10 908 312	345,74
LTIs granted	5 957 275	146,58
LTIs exercised	(1 940 848)	352,18
Effect of CPTs and LTIs forfeited	(1 452 069)	345,14
Balance at 30 June 2021*	13 472 670	256,68
*	The incentives outstanding as at 30 June 2021 have a weighted average remaining vesting period of 1,9 years. The exercise price of these options is Rnil.

Schedule of weighted average market price

	2021	2020
for year ended 30 June	Rand	Rand
Average weighted market price of LTIs vested	134,25	254,70